Celebrating 50 Years

This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe. We thank you for your past support and look forward to serving your investment needs in the years ahead.


Table of Contents
                                              Page

Message from the Chairman                       2

Fund Reports

Franklin New York Tax-Exempt
Money Fund                                      3

Franklin New York Insured
Tax-Free Income Fund                            5

Franklin New York Intermediate-Term
Tax-Free Income Fund                           13

Statement of Investments                       18

Financial Statements                           29

Notes to Financial Statements                  32

Report of Independent Auditors                 39


MESSAGE FROM THE CHAIRMAN
================================================================================
                                                              February 14, 1997

Dear Shareholder:

It's a pleasure to bring you the Franklin New York Tax-Free Trust's annual report for the period ended December 31, 1996.

The 12 months covered by this report were a reminder of how volatile the economy can be. Over the year, interest rates, as measured by the 30-year U.S. Treasury bond yield, bounced between 5.96% and 7.13% before closing the period at 6.65%. Some of this movement can be attributed to speculation on the direction of short-term interest rates. Indeed, newspaper headlines during the period declared the economy was overheating one day and stalling the next -- the final consensus suggesting a slow-growth trend with few, if any, inflationary fears. We expect that the funds in the Franklin New York Tax-Free Trust should perform well in this relatively slow growth environment.

While market  volatility  can be  unsettling,  it is important to remember  that financial markets have always been -- and always will be -- subject to fluctuation. No one can predict the future performance of the securities markets, but history has shown that, over the long term, stocks and bonds have delivered impressive results when left to compound. For this reason, we encourage you to periodically review your investment program with your investment representative, and focus on your continuing long-term goals.

As a Franklin Templeton fund shareholder, you receive the benefits of professional management and dedicated service. Should you have any questions concerning the funds in the Franklin New York Tax-Free Trust, we welcome the opportunity to answer them.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,



Charles B. Johnson
Chairman
Franklin New York Tax-Free Trust


FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND
================================================================================

Your Fund's Objective:

Seeks to provide shareholders with a high level of current income exempt from regular federal, New York state and New York City personal income taxes, along with preservation of capital and liquidity, by investing primarily in a portfolio of short-term municipal debt securities issued in New York. The fund is managed to maintain a $1.00 share price.*

Although interest rates were somewhat volatile in the beginning of 1996, they began to stabilize later in the year. Short-term interest rates, as measured by the yield on the one-year U.S. Treasury bill, fluctuated between 4.90% and 5.91% between January and December 31, 1996.

During the reporting period, we maintained our neutral position regarding average maturity as we did not expect the Federal Reserve Board to raise or lower short-term rates. On December 31, 1996, the fund's average maturity was relatively short at 34 days, down slightly from 37 days on December 31, 1995. By keeping the maturity short, we had the ability to invest in securities offering higher rates as they became available, thereby increasing the fund's yield.




GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT




On December 31, 1996, the fund's seven-day effective yield, which assumes the compounding of daily dividends, was 3.34% and the fund's seven-day annualized yield was 3.29%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal, New York state and New York City personal income tax bracket of 46.6% would need to earn 6.16% from a taxable investment to match the fund's tax-free yield. Likewise, an investor in the maximum combined federal and New York state personal income tax bracket of 43.9% would need to earn 5.86% from a taxable investment to match the fund's tax-free yield.


*An investment in the fund is neither insured nor guaranteed by the U.S. government. There is no assurance that the $1.00 per share price will be maintained.


Liquidity and quality of investments drive our management approach. In keeping with this, we purchased only the highest quality securities available to money market portfolios during the reporting period. We will continue to manage the fund with an emphasis on high quality securities and liquidity, as we anticipate continued slow economic growth and subdued inflation.


Franklin New York Tax-Exempt Money Fund

Periods ended December 31, 1996


--------------------------------------------------------------------------------
Seven-Day Effective Yield1                  3.34%
Seven-Day Annualized Yield                  3.29%
Taxable Equivalent Yield2                   6.16%
--------------------------------------------------------------------------------

1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 1996 maximum combined federal, New York state and New York City personal income tax bracket of 46.6%, based on the federal income tax rate of 39.6%.

Annualized and effective yields are for the seven days ended December 31, 1996. Yields reflect fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields. Past performance is not predictive of future results.

The fund's manager agreed in advance to waive a portion of the management fees, which reduces operating expenses and increases yield to shareholders. Without these reductions, the fund's annualized and effective yields for the period would have been 3.04% and 3.08%, respectively. The fee waiver may be discontinued at any time upon notice to the fund's Board of Trustees.


FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND
================================================================================

Your Fund's Objective:

Seeks to provide shareholders with a high level of current income exempt from regular federal, New York state and New York City personal income taxes, and preservation of capital, consistent with prudent investment management. The fund invests primarily in a portfolio of insured New York municipal securities.*

Over the reporting period, interest rates continued to react to changes in the strength of the economy. Whether such changes were real or imagined is another matter. Nevertheless, the trend seems to indicate slow to modest growth and, as such, interest rates should remain at or near current levels. It would be very difficult at this time to make a convincing argument for the Federal Reserve to either raise or lower the federal funds rate.

New York's economy continued to be "good," but many question whether it is good enough to allay some of the persistent budgetary problems. In the past, some one-time fixes have been used to solve these problems; just how many of these fixes are still available and how much longer needed reform can be delayed remains to be seen.


   Franklin New York Insured
   Tax-Free Income Fund
   Portfolio Breakdown on December 31, 1996
   Based on Total Long-Term Investments

                                        % of Total
                                         Long-Term
   Sector                               Investments
--------------------------------------------------------------------------------

   Utilities                               34.8%

   Transportation                          17.1%

   Education                               16.3%

   Hospitals                               10.9%

   General Obligations                      7.2%

   Health Care                              4.4%

   Pre-Refunded                             3.5%

   Other Revenue                            3.2%

   Industrial                               1.5%

   Certificates of Participation            1.1%


For a complete list of portfolio holdings, please see page 18 of this report.


*For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.


During the 12 months under review, we sold over 20 holdings that were initially purchased during the fund's early years to meet diversification requirements. These items, which ranged from $50,000 to $150,000, were reinvested in holdings of $1 million or more, or by adding to existing holdings that are more typical of a portfolio whose total net assets approximate $260 million. While capital gains were realized, currently there are no taxable distributions as the gains were offset by the portfolio's accumulated loss reserves.

Even though over half of the debt brought to market during the past year has been insured, there is a remarkable lack of breadth in selection. Diversification and balance in the portfolio's holdings are ongoing objectives. Many of the recent offerings are by issuers already represented in the portfolio and, while not constraining, the ability to update the portfolio takes a little longer.


Performance Summary
Class I

The Franklin New York Insured Tax-Free Income Fund's share price, as measured by net asset value, declined 12 cents from $11.41 on December 31, 1995, to $11.29 on December 31, 1996.

At the end of this reporting period, the fund's distribution rate was 4.99%, based on an annualization of the current monthly dividend of 4.9 cents ($0.049) per share and the maximum offering price of $11.79 on December 31, 1996. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal, New York state and New York City personal income tax bracket of 46.6% would need to earn 9.34% from a taxable investment to match the fund's tax-free distribution rate.
Likewise, an investor in the maximum combined federal and New York state personal income tax bracket of 43.9% would need to earn 8.90% from a taxable investment to match the fund's tax-free distribution rate.

As illustrated by the chart on the following page, your fund's performance has exceeded that of the Consumer Price Index (CPI) since its inception on May 1, 1991, keeping your purchasing power well ahead of inflation -- a primary goal of any investment. Although the fund has slightly underperformed the unmanaged Lehman Brothers Municipal Bond Index, such unmanaged market indices have inherent performance differentials over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike unmanaged indices, mutual funds are never fully invested because of the need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the index, the index's performance would have been lower. Additionally, the index includes over 25,000 municipal securities from across the country, while your fund consists primarily of insured New York municipal bonds. Please remember that an index is simply a measure of performance and cannot be invested in directly.


   Franklin New York Insured
   Tax-Free Income Fund
   Class I
   Dividend Distributions 1/01/96 - 12/31/96+

                                         Dividend
   Month                                 per Share
   -----------------------------------------------

   January                               4.9 cents

   February                              4.9 cents

   March                                 4.9 cents

   April                                 4.9 cents

   May                                   4.9 cents

   June                                  4.9 cents

   July                                  4.9 cents

   August                                4.9 cents

   September                             4.9 cents

   October                               4.9 cents

   November                              4.9 cents

   December                              4.9 cents

   Total                                58.8 cents


+Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the day you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period.




GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT




GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Franklin New York Insured Tax-Free Income Fund - Class I
Periods ended December 31, 1996
                                                                                          Since
                                                                                        Inception
                                                                     1-Year    5-Year    (5/1/91)
--------------------------------------------------------------------------------------------------

            Cumulative Total Return1                                 4.30%     41.85%    51.55%
            Average Annual Total Return2                            -0.17%      6.32%     6.79%

            Distribution Rate3                             4.99%
            Taxable Equivalent Distribution Rate4          9.34%
            30-Day Standardized Yield5                     4.50%
            Taxable Equivalent Yield4                      8.43%
--------------------------------------------------------------------------------------------------


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges. See Note below.

2. Average annual total return measures the average annual change in value of an investment over the periods indicated and includes the maximum 4.25% initial sales charge. See Note below.

3. Based on an annualization of the current 4.9 cent per share dividend and the maximum offering price of $11.79 on December 31, 1996.

4. Taxable equivalent distribution rate and yield assume the 1996 maximum combined federal, New York state and New York City personal income tax bracket of 46.6%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended December 31, 1996.

Note: Prior to July 1, 1994, fund shares were offered at a lower initial sales charge, with dividends reinvested at the offering price. Thus, actual total returns for purchasers of shares during that period would have been somewhat different than noted above. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a plan of distribution under Rule 12b-1, which affects subsequent performance. All total return calculations assume reinvestment of dividends and capital gains at net asset value, and 12b-1 fees from the date of the plan's implementation. Investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results. Past expense reductions by the fund's manager increased the fund's total return.


Performance Summary

Class II

The Franklin New York Insured Tax-Free Income Fund's share price, as measured by net asset value, declined 9 cents from $11.46 on December 31, 1995, to $11.37 on December 31, 1996.

At the end of this reporting period, the fund's distribution rate was 4.52%, based on the current monthly dividend of 4.32 cents ($0.0432) per share and the offering price of $11.48 on December 31, 1996. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal, New York state and New York City personal income tax bracket of 46.6% would need to earn 8.46% from a taxable investment to match the fund's tax-free distribution rate. Likewise, an investor in the maximum combined federal and New York state personal income tax bracket of 43.9% would need to earn 8.06% from a taxable investment to match the fund's tax-free distribution rate.

As illustrated by the chart on page 11, your fund's performance has exceeded that of the Consumer Price Index (CPI) since its inception on May 1, 1995, keeping your purchasing power well ahead of inflation -- a primary goal of any investment.


   Franklin New York Insured
   Tax-Free Income Fund
   Class II
   Dividend Distributions 1/01/96 - 12/31/96+

                                         Dividend
   Month                                 per Share
   ------------------------------------------------

   January                              4.30 cents

   February                             4.35 cents

   March                                4.35 cents

   April                                4.36 cents

   May                                  4.36 cents

   June                                 4.36 cents

   July                                 4.13 cents

   August                               4.13 cents

   September                            4.13 cents

   October                              4.32 cents

   November                             4.32 cents

   December                             4.42 cents++

   Total                               51.53 cents


+Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the day you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period.

++The December dividend includes both a regular dividend of 4.32 cents ($0.0432) per share and an adjustment of +.10 cents to reconcile the 12b-1 fee differential between Class I and Class II shares.


Although the fund has slightly underperformed the unmanaged Lehman Brothers Municipal Bond Index, such unmanaged market indices have inherent performance differentials over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike unmanaged indices, mutual funds are never fully invested because of the need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the index, the index's performance would have been lower. Additionally, the index includes securities from across the country, while your fund consists primarily of insured New York municipal bonds. Please remember that an index is simply a measure of performance and cannot be invested in directly.




GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT




GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Franklin New York Insured Tax-Free Income Fund - Class II
Periods ended December 31, 1996

                                                                                          Since
                                                                                        Inception
                                                                               1-Year   (5/1/95)
--------------------------------------------------------------------------------------------------

            Cumulative Total Return1                                            3.87%    13.03%
            Average Annual Total Return2                                        1.81%     6.96%
            Distribution Rate3                                       4.52%

            Taxable Equivalent Distribution Rate4                    8.46%
            30-Day Standardized Yield5                               4.08%
            Taxable Equivalent Yield4                                7.64%
--------------------------------------------------------------------------------------------------


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges. See Note below.

2. Average annual total return measures the average annual change in value of an investment over the periods indicated. It includes the 1.0% initial sales charge and the 1.0% Contingent Deferred Sales Charge (CDSC), applicable to shares redeemed within the first 18 months of investment. See Note below.

3. Based on an annualization of the current 4.32 cent per share dividend and the offering price of $11.48 on December 31, 1996.

4. Taxable equivalent distribution rate and yield assume the 1996 maximum combined federal, New York state and New York City personal income tax bracket of 46.6%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended December 31, 1996.

Note: All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

Past expense reductions by the fund's manager increased the fund's total return.



FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund's Objective:

Seeks to provide shareholders with a high level of current income exempt from regular federal, New York state and New York City personal income taxes, along with preservation of capital. The fund invests primarily in a portfolio of New York municipal securities with an average weighted maturity (the time in which debt must be repaid) between three and ten years.*

During the first half of the fund's fiscal year, the New York municipal market experienced what we consider to be normal volatility. Our strategy at that time was to take advantage of market swings to improve the fund's performance potential. We purchased BBB-rated securities during that time to help maintain the fund's income during market swings.

These moves continued into early September when the municipal market began a rally that continued through November. Within this environment, we did little else than fine-tune the portfolio, concentrating on AAA-rated securities (we had been able to purchase some of these securities during a brief market dip in
July), and with good reason. By the end of November, new and secondary issues were trading at yield levels lower than those in the fund's portfolio. A modest market softening through December brought yields up slightly.




GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT




*For investors subject to the federal alternative minimum tax, a small portion of these dividends may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

We continue to maintain our conservative management approach by purchasing "essential service" bonds. Unlike other general obligation bonds, essential service bonds are backed by revenue from hospitals, utilities, and transportation projects, and tend to generate a more reliable income stream.

Regardless of market direction, however, we feel the fund is positioned to perform well relative to the New York municipal market. As always, we will purchase securities based on their credit quality and yield potential.


   Franklin New York Intermediate-Term
   Tax-Free Income Fund
   Portfolio Breakdown on December 31, 1996
   Based on Total Long-Term Investments

                                        % of Total
                                         Long-Term
   Sector                               Investments
   -------------------------------------------------

   General Obligations                     26.7%

   Hospitals                               16.3%

   Certificates of Participation           13.3%

   Other Revenue                           10.4%

   Transportation                           9.2%

   Education                                9.1%

   Housing                                  7.1%

   Utilities                                7.0%

   Industrial                               0.9%


For a complete list of portfolio holdings, please see page 27 of this report.


Performance Summary

The Franklin New York Intermediate-Term Tax-Free Income Fund's share price, as measured by net asset value, declined 12 cents from $10.40 on December 31, 1995, to $10.28 on December 31, 1996.

At the end of this reporting period, the fund's distribution rate was 5.25%, based on an annualization of the current monthly dividend of 4.6 cents ($0.046) per share and the maximum offering price of $10.52 on December 31, 1996. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal, New York state and New York City personal income tax bracket of 46.6% would need to earn 9.83% from a taxable investment to match the fund's tax-free distribution rate.
Likewise, an investor in the maximum combined federal and New York state personal income tax bracket of 43.9% would need to earn 9.36% from a taxable investment to match the fund's tax-free distribution rate.

As illustrated by the chart on page 16, your fund's performance has exceeded that of the Consumer Price Index (CPI), keeping your purchasing power well ahead of inflation -- a primary goal of any investment. Your fund's performance has generally followed the same trends as the broad, unmanaged Lehman Brothers 10-Year Municipal Bond Index. Of course, such unmanaged market indices have inherent performance differentials over any fund. They do not pay management fees to cover salaries of securities analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike unmanaged indices, mutual funds are never fully invested because of the need to have cash on hand to redeem shares. In addition, the perform-ance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the index, the index's performance would have been lower. Please remember that an index is simply a measure of performance and cannot be invested in directly.


   Franklin New York Intermediate-Term
   Tax-Free Income Fund
   Dividend Distributions 1/01/96 - 12/31/96+

                                         Dividend
   Month                                 per Share
   ------------------------------------------------

   January                               4.6 cents

   February                              4.6 cents

   March                                 4.6 cents

   April                                 4.6 cents

   May                                   4.6 cents

   June                                  4.6 cents

   July                                  4.6 cents

   August                                4.6 cents

   September                             4.6 cents

   October                               4.6 cents

   November                              4.6 cents

   December                              4.6 cents

   Total                                55.2 cents


+Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the day you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period.




GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT




GRAPHIC MATERIAL 8 OMITTED - SEE APPENDIX AT END OF DOCUMENT




Franklin New York Intermediate-Term Tax-Free Income Fund
Periods ended December 31, 1996

                                                                                          Since
                                                                                        Inception
                                                                     1-Year    3-Year   (9/23/92)
--------------------------------------------------------------------------------------------------
            Cumulative Total Return1                                 4.38%     12.98%    27.10%
            Average Annual Total Return2                             2.02%      3.35%     5.21%

            Distribution Rate3                             5.25%
            Taxable Equivalent Distribution Rate4          9.83%
            30-Day Standardized Yield5                     4.79%
            Taxable Equivalent Yield4                      8.97%
--------------------------------------------------------------------------------------------------


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 2.25% initial sales charge. See Note below.

3. Based on an annualization of the fund's current 4.6 cent per share monthly dividend and the maximum offering price of $10.52 on December 31, 1996.

4. Taxable equivalent distribution rate and yield assume the 1996 maximum combined federal, New York state and New York City personal income tax bracket of 46.6%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended December 31, 1996.

Note: All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The fund's manager agreed in advance to waive a portion of management expenses, which reduces operating expenses and increases yield, distribution rate and total return to shareholders. Without these reductions, the fund's distribution rate would have been lower, and yield for the period would have been 4.35%. The fee waiver may be discontinued at any time upon notification to the fund's Board of Trustees.


FRANKLIN NEW YORK TAX-FREE TRUST
================================================================================
Statement of Investments in Securities and Net Assets, December 31, 1996

    Face                                                                                                Value
   Amount      Franklin New York Tax-Exempt Money Fund                                                (Note 1)
-----------------------------------------------------------------------------------------------------------------
                Investments  99.5%
$   200,000    aBabylon, Town of, IDA, IDR, General Microwave Corp. Facility, Series 1984,
                Weekly VRDN and Put, 4.15%, 10/01/99.............................................      $ 200,000
  1,000,000     Erie County RAN, Series A, 4.25%, 04/17/97.......................................      1,001,820
  1,500,000    aGreat Neck North, Water Authority System Revenue, Series A, FGIC Insured,
                Weekly VRDN and Put, 4.00%, 01/01/20 ............................................      1,500,000
    600,000    aNassau IDA, Research Facility Revenue, Cold Spring Harbor Laboratory Project,
                Daily VRDN and Put, 4.90%, 07/01/23 .............................................        600,000
               aNew York City GO,
    100,000     Series B, Sub-Series B-2, MBIA Insured, Daily VRDN and Put, 5.00%, 08/15/03 .....        100,000
    200,000     Series B, Sub-Series B-3, Daily VRDN and Put, 5.00%, 08/15/04....................        200,000
    800,000     Series B, Sub-Series B-10, Weekly VRDN and Put, 4.05%, 08/15/24..................        800,000
  1,000,000     Series D, Weekly VRDN and Put, 4.00%, 02/01/20...................................      1,000,000
    300,000     Sub-Series A-4, Daily VRDN and Put, 5.00%, 08/01/22..............................        300,000
    100,000     Sub-Series A-4, Daily VRDN and Put, 5.00%, 08/01/23..............................        100,000
    100,000     Sub-Series A-5, Daily VRDN and Put, 5.00%, 08/01/16..............................        100,000
    900,000     Sub-Series A-5, Subordinated Lien, Daily VRDN and Put, 5.00%, 08/01/15 ..........        900,000
    200,000     Sub-Series A-8, Daily VRDN and Put, 5.00%, 08/01/18..............................        200,000
               aNew York City HDC, Mortgage Revenue, Weekly VRDN and Put,
  1,400,000     Columbus Apartments, Series A, 3.95%, 03/15/25 ..................................      1,400,000
  1,235,000     Parkgate Tower No. 1, 3.00%, 12/01/07 ...........................................      1,235,000
  1,000,000    aNew York City IDA, IDR, Brooklyn Navy Yard, Cogeneration Project, Series A,
                Weekly VRDN and Put, 4.15%, 07/01/29.............................................      1,000,000
    500,000    aNew York City IDA, Various Civic Facilities, National Audobon Society, Daily VRDN
                and Put, 4.80%, 12/01/14 ........................................................        500,000
                New York City Municipal Water Finance Authority, Water and Sewer Systems Revenue,
                FGIC insured,
    100,000    aSeries A, Daily VRDN and Put, 4.70%, 06/15/25....................................        100,000
    400,000     Series B, 6.90%, 06/15/97........................................................        405,769
  3,100,000    aSeries C, Daily VRDN and Put, 5.00%, 06/15/22 ...................................      3,100,000
  1,200,000    aNew York City Tri-Cultural Resources Revenue, American Museum of Natural History,
                Series B, MBIA Insured, Weekly VRDN and Put 3.80%, 04/01/21......................      1,200,000
               aNew York Dormitory Authority Revenues,
    300,000     Cornell University, Series B, Daily VRDN and Put, 4.80%, 07/01/25 ...............        300,000
  2,200,000     Metropolitan Museum of Art, Series B, Weekly VRDN and Put, 4.00%, 07/01/23 ......      2,200,000
    400,000     New York Public Library, Series B, Weekly VRDN and Put, 4.00%, 07/01/22..........        400,000
  1,000,000     Oxford University Press, Inc., Daily VRDN and Put, 5.45%, 07/01/23 ..............      1,000,000
  2,000,000     Oxford University Press, Inc., Weekly VRDN and Put, 4.00%, 07/01/25 .............      2,000,000
                New York State Dormitory Authority, Sloan Kettering, TECP,
    500,000      3.60%, 01/08/97.................................................................        500,000
  1,900,000      3.50%, 01/22/97.................................................................      1,900,000
               aNew York State Energy Research and Development Authority, PCR,
$ 1,200,000     Central Hudson Gas & Electric Co. Project, Series A, Weekly VRDN and Put,
                 3.80%, 06/01/27 ................................................................    $ 1,200,000
    100,000     Niagara Mohawk Power Corp., Series A, DATES, Daily VRDN and Put,
                 4.70%, 07/01/15.................................................................        100,000
    500,000     Niagara Mohawk Power Corp., Series B, Daily VRDN and Put, 4.90%, 12/01/25........        500,000
  1,100,000     Refunding, Central Hudson Gas & Electric Co. Project, Series B, Weekly VRDN
                 and Put, 3.80%, 06/01/27........................................................      1,100,000
  1,000,000     Refunding, Orange and Rockland Project, Series A, FGIC Insured, Weekly VRDN
                 and Put, 3.80%, 10/01/14 .......................................................      1,000,000
  1,350,000     Refunding, Orange and Rockland Utilities, Series A, AMBAC Insured, Weekly VRDN
                 and Put, 3.80%, 08/01/15 .......................................................      1,350,000
  1,000,000     New York State Environmental Facility Corp., TECP, 3.55%, 01/10/97...............      1,000,000
  2,800,000     New York State GO, TECP, 3.45%, 03/05/97.........................................      2,800,000
  2,100,000    aNew York State HFA, Normandie Court I Project, Weekly VRDN and Put,
                 4.00%, 05/15/15 ................................................................      2,100,000
               aNew York State Local Government Assistance Corp., Weekly VRDN and Put,
    300,000     Series B, 4.00%, 04/01/23........................................................        300,000
    500,000     Series F, 4.00%, 04/01/25........................................................        500,000
    700,000     Series G, 3.85%, 04/01/25........................................................        700,000
  2,500,000    aNew York State Medical Care Facilities, Finance Agency Revenue, Pooled Equipment
                Loan Program II, Series A, Weekly VRDN and Put, 3.90%, 11/01/03..................      2,500,000
    870,000    aNiagara County IDA, IDR, Pyron Corp. Project, Weekly VRDN and Put, 4.15%, 11/01/04       870,000
                North Hempstead Solid Waste Management Authority Revenue, Refunding,
    300,000    aSeries A, Weekly VRDN and Put, 3.90%, 02/01/12...................................        300,000
  1,000,000     Series B, MBIA Insured, 3.70%, 02/01/97..........................................      1,000,000
    800,000    aOnondaga County IDA, IDR, FRN, Pass & Seymour, Inc., Series B, Monthly VRDN
                 and Weekly Put, 3.40%, 11/13/98 ................................................        800,000
  1,000,000    aPuerto Rico Commonwealth, Government Development Bank, Refunding,
                Weekly VRDN and Put, 3.75%, 12/01/15 ............................................      1,000,000
  3,000,000     Sayville Union Free School District TAN, 4.20%, 06/26/97.........................      3,005,612
    900,000    aSeneca County IDA, Civic Facility Revenue, New York Chiropractic College,
                Weekly VRDN and Put, 3.80%, 10/01/21 ............................................        900,000
  1,600,000    aSt. Lawrence IDA, Environmental Impact Revenue, Reynolds Metals Co. Project,
                Weekly VRDN and Put, 4.00%, 05/01/25 ............................................      1,600,000
  1,500,000    aSuffolk County GO, Water Authority, BAN, Weekly VRDN and Put, 3.90%, 02/08/01....      1,500,000
  1,000,000     Suffolk County TRAN, 4.50%, 09/11/97.............................................      1,003,661
    595,000    aSuffolk IDA, IDR, Refunding, Phototronics Corp. Facility, Daily VRDN and Weekly Put,
                 4.95%, 01/01/98 ................................................................        595,000
    400,000    aSyracuse IDA, Civic Facilities Revenue, Multi-Modal, Syracuse University Project,
                Daily VRDN and Put, 4.80%, 03/01/23 .............................................        400,000
$ 3,000,000     Three Villages Central School District, Brookhaven & Smithtown TAN, 4.50%, 06/30/97  $ 3,009,259
  1,020,000     Triborough Bridge and Tunnel Authority Revenues, Series K, 7.80%, 01/01/97.......      1,020,000
  2,500,000    aTriborough Bridge and Tunnel Authority, Special Obligation, FGIC Insured,
                Weekly VRDN and Put, 4.00%, 01/01/24 ............................................      2,500,000
                                                                                                     -----------
                         Total Investments (Cost $58,896,121)  99.5% ............................     58,896,121
                         Other Assets and Liabilities, Net  0.5% ................................        281,459
                                                                                                     -----------
                         Net Assets  100.0%......................................................    $59,177,580
                                                                                                     ===========


At December 31, 1996, there was no unrealized appreciation or depreciation for financial statement or income tax purposes.


PORTFOLIO ABBREVIATIONS:
AMBAC    - American Municipal Bond Assurance Corp.
BAN      - Bond Anticipation Notes
DATES    - Demand Adjustable Tax-Exempt Securities
FGIC     - Financial Guaranty Insurance Co.
FRN      - Floating Rate Notes
GO       - General Obligation
HDC      - Housing Development Corp.
HFA      - Housing Finance Authority/Agency
IDA      - Industrial Development Authority/Agency
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
PCR      - Pollution Control Revenue
RAN      - Revenue Anticipation Notes
TAN      - Tax Anticipation Notes
TECP     - Tax-Exempt Commercial Paper
TRAN     - Tax and Revenue Anticipation Notes






aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).



                             The accompanying notes are an integral part of these financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments in Securities and Net Assets, December 31, 1996

    Face                                                                                                Value
   Amount       Franklin New York Insured Tax-Free Income Fund                                        (Note 1)
-----------------------------------------------------------------------------------------------------------------
                Bonds  98.6%
$  1,000,000    Albany County GO, FGIC Insured, 5.85%, 06/01/12.................................     $ 1,032,030
                Albany Municipal Water Finance Authority, Water and Sewer System Revenue,
                 Refunding, Series A, FGIC Insured,
   2,505,000     5.95%, 12/01/12 ...............................................................       2,588,692
   8,990,000     5.50%, 12/01/22 ...............................................................       8,867,287
   2,585,000    Amsterdam HDC, Mortgage Revenue, Refunding, MBIA Insured, 6.25%, 01/01/25.......       2,618,450
     200,000    Brookhaven GO, Series B, MBIA Insured, 7.00%, 05/01/09 .........................         231,240
   1,000,000    Broome County COP, Public Safety Facilities, MBIA Insured, 5.25%, 04/01/22 .....         954,210
                Buffalo GO, AMBAC Insured,
     225,000     Series A & C, Pre-Refunded, 7.25%, 04/01/08 ...................................         248,753
     360,000     Series E, 6.70%, 12/01/17......................................................         396,688
     385,000     Series E, 6.70%, 12/01/18......................................................         424,235
     410,000     Series E, 6.70%, 12/01/19......................................................         456,006
                Buffalo Municipal Water Finance Authority, Water System Revenue,
   1,350,000     FGIC Insured, 6.10%, 07/01/26..................................................       1,404,270
   3,600,000     FSA Insured, 5.75%, 07/01/19...................................................       3,623,940
     100,000    Camden Central School District, AMBAC Insured, 7.10%, 06/15/07 .................         116,385
                Canandaigua City School District, AMBAC Insured,
     625,000     6.40%, 06/01/08 ...............................................................         691,138
     550,000     6.50%, 06/01/11................................................................         606,496
                Central Square School District, FGIC Insured,
     900,000     6.50%, 06/15/08................................................................       1,003,194
     900,000     6.50%, 06/15/09................................................................       1,000,917
   2,000,000    Clifton Park Water Authority, Water System Revenue, Series A, FGIC Insured,
                 Pre-Refunded, 6.375%, 10/01/26 ................................................       2,213,180
     495,000    Deposit Central School District GO, AMBAC Insured, 6.35%, 06/15/10..............         539,015
   1,000,000    Erie County GO, Series B, FGIC Insured, 5.625%, 06/15/20........................         995,440
     200,000    Erie County Water Authority Revenue, Refunding, Series B, AMBAC Insured,
                 ETM, 6.75%, 12/01/14 ..........................................................         216,308
     100,000    Evans-Brant Central School District, Series 1991, MBIA Insured, 6.85%, 06/15/08.         114,930
                Greece Central School District No.1, Series 1992, FGIC Insured,
     950,000     6.00%, 06/15/16 ...............................................................         998,089
     950,000     6.00%, 06/15/17 ...............................................................         993,501
     950,000     6.00%, 06/15/18 ...............................................................         994,612
   1,340,000    Hempstead Town IDA, Civic Facilities Revenue, Hofstra University Project,
                 MBIA Insured, 5.80%, 07/01/15..................................................       1,373,875
     280,000    Lockport GO, Series B, MBIA Insured, 6.15%, 03/15/19............................         291,530
     155,000    Mahopac Central School District, AMBAC Insured, 6.80%, 06/15/08 ................         178,058
     210,000    Middle Country Central School District, New York Centereach, AMBAC Insured,
                 6.90%, 12/15/06 ...............................................................         242,376
                Monroe County GO, Public Improvement, AMBAC Insured,
$    985,000     6.15%, 06/01/18 ...............................................................     $ 1,032,182
   1,730,000     6.15%, 06/01/19 ...............................................................       1,812,867
   2,000,000    Monroe County IDA Revenue, Civic Facilities, Nazareth College, MBIA Insured,
                 6.00%, 06/01/20 ...............................................................       2,060,700
   1,055,000    Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 02/15/13      1,148,536
   1,150,000    Nassau County IDA, Civic Facilities Revenue, Hofstra University Project, AMBAC
                 Insured, 6.75%, 08/01/11 ......................................................       1,254,535
                New Rochelle GO, Series C, MBIA Insured,
     195,000     6.25%, 03/15/21................................................................         205,134
     390,000     6.25%, 03/15/22................................................................         410,268
     530,000     6.25%, 03/15/23................................................................         557,544
     555,000     6.25%, 03/15/24................................................................         583,843
     100,000    New York City Educational Construction Fund Revenue, Series A, MBIA Insured,
                 Pre-Refunded, 7.125%, 04/01/13.................................................         108,816
                New York City Municipal Water Finance Authority, Water and Sewer System Revenue,
   1,000,000     Series A, FGIC Insured, 6.75%, 06/15/16........................................       1,079,400
  20,300,000     Series C, AMBAC Insured, 6.20%, 06/15/21.......................................      21,342,811
   3,830,000     Series C, AMBAC Insured, Pre-Refunded, 6.50%, 06/15/21 ........................       3,938,887
                New York City Trust, Cultural Resource Revenue,
   3,000,000     New York Botanical Garden, MBIA Insured, 5.75%, 07/01/16.......................       3,037,650
     250,000     Refunding, Museum of Modern Art, Series A, AMBAC Insured, Pre-Refunded,
                 6.625%, 01/01/11 ..............................................................         276,903
   2,805,000     Refunding, Museum of Modern Art, Series A, AMBAC Insured, Pre-Refunded,
                 6.625%, 01/01/19 ..............................................................       3,106,846
                New York State Dormitory Authority Revenues,
     140,000     Associated Children's, Inc., MBIA Insured, 7.60%, 07/01/18 ....................         148,603
   2,460,000     Brooklyn Law School, CGIC Insured, 6.40%, 07/01/11.............................       2,637,292
     275,000     City University System, Series C, FGIC Insured, Pre-Refunded, 7.00%, 07/01/14 .         304,013
     600,000     Colgate University, Series A, MBIA Insured, Pre-Refunded, 6.70%, 07/01/11 .....         665,490
   2,445,000     Comsewogue Public Library, MBIA Insured, 6.05%, 07/01/24.......................       2,531,333
     750,000     Founding Charitable Corp., MBIA Insured, 6.50%, 07/01/12 ......................         771,653
   1,000,000     Hamilton College, MBIA Insured, 6.50%, 07/01/21 ...............................       1,073,950
   1,000,000     Hartwick College, MBIA Insured, 6.25%, 07/01/12 ...............................       1,056,800
   2,780,000     Judicial Lease Facilities, Series B, Suffolk County, MBIA Insured, 7.00%, 04/15/16    3,055,554
   1,890,000     Leake and Watts Services, Inc., MBIA Insured, 6.00%, 07/01/23 .................       1,952,049
   1,500,000     Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 08/01/24.............       1,506,015
   1,000,000     New York Public Library, Series A, MBIA Insured, 5.875%, 07/01/22..............       1,012,350
   1,000,000     New York University, FGIC Insured, 6.25%, 07/01/09 ............................       1,061,120
   1,195,000     Oceanside Library, AMBAC Insured, 6.00%, 07/01/25..............................       1,226,787
   1,500,000     Refunding, Ithaca College, MBIA Insured, 6.25%, 07/01/21 ......................       1,564,800
                New York State Dormitory Authority Revenues, (cont.)
$  1,000,000     Refunding, Marist College, MBIA Insured, 6.00%, 07/01/22.......................     $ 1,024,170
   2,500,000     Refunding, Sinai School of Medicine, MBIA Insured, 6.75%, 07/01/15 ............       2,710,750
   1,000,000     Refunding, Wildwood Programs, Inc., MBIA Insured, 5.875%, 07/01/15.............       1,019,650
   1,000,000     St. John's University, AMBAC Insured, 6.875%, 07/01/11 ........................       1,092,640
   5,000,000     St. John's University, MBIA Insured, 5.70%, 07/01/26...........................       5,008,250
   5,000,000     St. Vincent's Hospital and Medical Center, AMBAC Insured, 6.00%, 08/01/28......       5,149,600
   1,220,000     University of Rochester, MBIA Insured, 6.50%, 07/01/09 ........................       1,253,550
   2,355,000     University of Rochester, Strong Health Facilities, MBIA Insured, 5.90%, 07/01/17      2,404,667
                New York State Energy Research and Development Authority, Electric Facilities
                 Revenue, Consolidated Edison Co. of New York, Inc. Project,
   5,000,000     Refunding, Series A, AMBAC Insured, 6.10%, 08/15/20............................       5,176,550
   4,000,000     Refunding, Series B, MBIA Insured, 5.25%, 08/15/20 ............................       3,777,640
   4,950,000     Series A, MBIA Insured, 6.75%, 01/15/27 .......................................       5,297,144
     210,000     Series C, MBIA Insured, 7.25%, 11/01/24........................................         221,332
                New York State Energy Research and Development Authority, Gas Facilities Revenue,
                 Brooklyn Union Gas, MBIA Insured,
   3,050,000     Series II, 7.00%, 12/01/20 ....................................................       3,111,000
   2,240,000     Series A, 6.75%, 02/01/24 .....................................................       2,439,965
                New York State Energy Research and Development Authority, PCR,
   4,000,000     Electric and Gas Project, Series A, MBIA Insured, 6.15%, 07/01/26 .............       4,115,120
   1,500,000     Refunding, Niagara Mohawk Power Corp., Series A, FGIC Insured,
                  6.625%, 10/01/13 ..............................................................       1,629,225
   5,000,000     Refunding, Niagara Mohawk Power Corp., Series A, FGIC Insured,
                  7.20%, 07/01/29 ...............................................................       5,705,050
   1,150,000     Refunding, Rochester Gas and Electric Project, Series A, MBIA Insured,
                  6.35%, 05/15/32 ...............................................................       1,206,270
   1,000,000     Refunding, Rochester Gas and Electric Project, Series B, MBIA Insured,
                  6.50%, 05/15/32 ...............................................................       1,068,430
   2,000,000    bNew York State Environmental Facilities Corp., Special Obligation Revenue,
                 Refunding, Riverbank State Park, AMBAC Insured, 5.50%, 04/01/16................       1,978,760
                New York State Environmental Facilities Corp., Water Facilities Revenue, Refunding,
                 Spring Valley Water Co., Inc. Project, AMBAC Insured,
   2,000,000     Series A, 6.30%, 08/01/24 .....................................................       2,090,460
   3,000,000     Series B, 6.15%, 08/01/24......................................................       3,102,810
                New York State Medical Care Facilities, Finance Agency Revenue,
   6,735,000     Long-Term Health Care, Series A, CGIC Insured, 6.80%, 11/01/14 ................       7,256,963
   5,355,000     Long-Term Health Care, Series B, CGIC Insured, 6.45%, 11/01/14 ................       5,677,425
   4,245,000     Long-Term Health Care, Series C, CGIC Insured, 6.40%, 11/01/14 ................       4,487,941
   1,000,000     Our Lady of Victory Hospital, Series A, AMBAC Insured, 6.625%, 11/01/16 .......       1,082,710
   5,000,000     Presbyterian Hospital, Series A, MBIA Insured, 5.375%, 02/15/25................       4,766,600
                New York State Medical Care Facilities, Finance Agency Revenue, (cont.)
$  1,000,000    Refunding, Hospital and Nursing Home Mortgage, Series C, MBIA Insured,
                 6.25%, 08/15/12 ...............................................................     $ 1,049,840
   1,495,000    Refunding, St. Mary's Hospital Project, Series A, AMBAC Insured,
                 6.20%, 11/01/14 ...............................................................       1,584,356
     700,000     Sisters of Charity Hospital, Series A, AMBAC Insured, 6.60%, 11/01/10 .........         763,133
   1,500,000     Sisters of Charity Hospital, Series A, AMBAC Insured, 6.625%, 11/01/18 ........       1,624,065
                New York State Power Authority Revenue and General Purpose,
   2,000,000     Refunding, Series Z, FGIC Insured, 6.50%, 01/01/19 ............................       2,159,440
   3,000,000     Series AA, MBIA Insured, 6.25%, 01/01/23 ......................................       3,143,160
   3,255,000     Series Y, AMBAC Insured, 6.50%, 01/01/11 ......................................       3,469,505
                New York State Tollway Authority, General Revenue, FGIC Insured,
   2,295,000     Series A, 5.75%, 01/01/19......................................................       2,321,255
  13,975,000     Series C, 6.00%, 01/01/25......................................................      14,473,628
                Niagara County GO, Public Improvement, MBIA Insured,
     500,000     6.00%, 07/15/18................................................................         519,085
     510,000     6.00%, 07/15/19................................................................         529,467
     610,000     6.00%, 07/15/20................................................................         633,284
     645,000     6.00%, 07/15/21................................................................         669,620
   7,500,000    Niagara Falls Bridge Commission Toll Revenue, Refunding, Series B, FGIC Insured,
                 5.25%, 10/01/21 ...............................................................       7,140,450
                Niagara Falls Public Improvement, MBIA Insured,
   1,000,000     6.85%, 03/01/19 ...............................................................       1,125,350
     500,000     6.90%, 03/01/20 ...............................................................         562,550
     500,000     6.90%, 03/01/21 ...............................................................         562,550
   1,200,000    Niagara Falls Water Treatment Plant, MBIA Insured, 7.00%, 11/01/12 .............       1,315,848
                Niagara Frontier Transportation Authority, Airport Revenue, Greater Buffalo
                International Airport, AMBAC Insured,
   1,000,000     Series A, 6.25%, 04/01/24 .....................................................       1,044,070
   1,440,000     Series C, 6.00%, 04/01/24......................................................       1,495,670
                North Hempstead GO, Refunding, FGIC Insured,
     210,000     Series A, 6.40%, 02/01/11 .....................................................         231,815
   1,065,000     Series B, 6.40%, 04/01/15 .....................................................       1,175,664
   1,060,000     Series B, 6.40%, 04/01/16 .....................................................       1,166,912
     500,000    North Hempstead Solid Waste Management Revenue, Refunding, Series B,
                 MBIA Insured, 5.00%, 02/01/12..................................................         469,225
     100,000    Onondaga Central School District, MBIA Insured, 6.80%, 06/15/10 ................         114,079
                Port Authority of New York and New Jersey,
   1,000,000     Consolidated 71st Series, AMBAC Insured, 6.50%, 01/15/26 ......................       1,064,880
   1,600,000     Consolidated 71st Series, MBIA Insured, 6.50%, 01/15/26 .......................       1,703,808
   4,230,000     Consolidated 76th Series, AMBAC Insured, 6.50%, 11/01/26 ......................       4,516,752
$  2,000,000    Puerto Rico Commonwealth Electric Power Authority Revenue, Water Resources,
                 Series R, CGIC Insured, 6.25%, 07/01/17........................................     $ 2,098,280
     810,000    Rensselear County GO, AMBAC Insured, 6.70%, 02/15/11............................         924,218
     330,000    Schodack Central School District, AMBAC Insured, 6.875%, 12/15/10 ..............         380,051
     100,000    Schuylerville Central School District, MBIA Insured, 6.875%, 06/15/07 ..........         115,368
     100,000    South Glens Falls Central School District, Series A, MBIA Insured, 6.85%, 06/15/10       114,555
                Suffolk County GO, Public Improvement, FGIC Insured,
     500,000     Refunding, Series B, 6.20%, 05/01/11 ..........................................         527,270
     500,000     Refunding, Series B, 6.20%, 05/01/13 ..........................................         524,180
     365,000     Series 1989, Pre-Refunded, 6.50%, 07/15/13 ....................................         378,100
   1,000,000    Suffolk County Water Authority, Waterworks Revenue, Refunding, AMBAC Insured,
                 Pre-Refunded, 7.10%, 06/01/10..................................................       1,084,860
                Sullivan County GO, Public Improvement, MBIA Insured,
     520,000     5.20%, 03/15/15 ...............................................................         502,741
     510,000     5.20%, 03/15/16 ...............................................................         489,620
     500,000     5.20%, 03/15/17 ...............................................................         479,450
                Triborough Bridge and Tunnel Authority Revenue,
   1,435,000     General Purpose, Series P, FGIC Insured, 5.50%, 01/01/19.......................       1,413,403
   1,500,000     Series Q, AMBAC Insured, 6.00%, 01/01/13 ......................................       1,523,250
     740,000     Series S, Secured by U.S. Government Securities, Pre-Refunded, 7.00%, 01/01/21.         817,536
   1,900,000     Series T, AMBAC Insured, Pre-Refunded, 6.00%, 01/01/22 ........................       2,006,456
   1,100,000     Series T, MBIA Insured, Pre-Refunded, 7.00%, 01/01/20..........................       1,219,866
   4,475,000     Series X, AMBAC Insured, 6.50%, 01/01/19 ......................................       4,834,834
   2,750,000     Series X, MBIA Insured, 6.50%, 01/01/19 .......................................       2,971,127
     750,000    Utica IDA, Civic Facility Revenue, Munson-Williams Facility, Series A, MBIA Insured,
                 5.50%, 07/15/16................................................................         731,587
                                                                                                     -----------
                      Total Long Term Investments (Cost $249,000,115) ..........................     261,560,461
                                                                                                     -----------
               aShort Term Investments  0.4%
                New York City GO, Daily VRDN and Put,
     100,000     Series B, Sub-Series B-3, MBIA Insured, 5.00%, 08/15/04........................         100,000
     900,000     Sub-Series A-5, Subordinated Lien, 5.00%, 08/01/16.............................         900,000
     100,000     Sub-Series A-8, Subordinated Lien, 5.00%, 08/01/17.............................         100,000
                                                                                                     -----------
                   Total Short Term Investments (Cost $1,100,000)...............................       1,100,000
                                                                                                     -----------
                         Total Investments (Cost $250,100,115)  99.0% ..........................     262,660,461
                         Other Assets and Liabilities, Net  1.0% ...............................       2,544,570
                                                                                                     -----------
                Net Assets  100.0%..............................................................    $265,205,031
                                                                                                     ===========



                At December 31, 1996, the net unrealized appreciation based on the cost of investments for income tax purposes of $250,100,115 was as follows:
                Aggregate gross unrealized appreciation for all investments in which there was
                 an excess of value over tax cost...............................................     $13,155,579
                Aggregate gross unrealized depreciation for all investments in which there was
                 an excess of tax cost over value...............................................        (595,233)
                                                                                                     -----------
                Net unrealized appreciation.....................................................     $12,560,346
                                                                                                     ===========


PORTFOLIO ABBREVIATIONS:
AMBAC    - American Municipal Bond Assurance Corp.
CGIC     - Capital Guaranty Insurance Co.
COP      - Certificate of Participation
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Corp.
FSA      - Financial Security Assistance
GO       - General Obligation
HDC      - Housing Development Corp.
IDA      - Industrial Development Authority/Agency
MBIA     - Municipal Bond Investors Assurance Corp.
PCR      - Pollution Control Revenue






aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as prime interest rate or U.S. Treasury bills rate).

bSee Note 1(g) regarding securities purchased on a when-issued basis.


                             The accompanying notes are an integral part of these financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments in Securities and Net Assets, December 31, 1996

    Face                                                                                                Value
   Amount      Franklin New York Intermediate-Term Tax-Free Income Fund                               (Note 1)
--------------------------------------------------------------------------------------------------------------------
               Investments  97.2%
$   100,000    Cortland County IDA Revenue, Civic Facility Revenue, Cortland Memorial Hospital, Inc.
                Project, 6.15%, 07/01/02 ........................................................      $ 102,187
     65,000    Franklin County IDA, Lease Revenue, Correctional Facility Project, 6.375%, 11/01/02        68,321
    260,000    Guam Airport Authority Revenue, Refunding, Series A, 6.00%, 10/01/03 .............        269,724
  1,300,000    Guam Power Authority Revenue, Series A, 6.00%, 10/01/04...........................      1,346,163
               New York City GO,
  5,200,000     Refunding, Series A, 6.375%, 08/01/05............................................      5,468,008
  1,000,000     Refunding, Series B, 6.20%, 08/15/06 ............................................      1,042,530
  3,500,000     Series H, 7.00%, 02/01/06 .......................................................      3,749,935
               New York City IDA, Civic Facility Revenue,
    360,000     New York Blood Center, Inc. Project, ETM, 6.80%, 05/01/02........................        375,066
  1,875,000     USTA National Tennis Center Project, FSA Insured, 6.00%, 11/15/03................      2,024,344
  1,675,000     USTA National Tennis Center Project, FSA Insured, 6.10%, 11/15/04................      1,824,025
  4,010,000    New York State COP, Commissioner of General Services Department, 6.50%, 03/01/00..      4,208,134
               New York State Dormitory Authority Revenues,
    690,000     Department of Health, 6.25%, 07/01/04 ...........................................        731,372
    735,000     Department of Health, 6.30%, 07/01/05 ...........................................        781,092
    100,000     Refunding, City University, Series U, 6.25%, 07/01/02 ...........................        105,686
  1,720,000     Refunding, City University, Series U, 6.35%, 07/01/04 ...........................      1,835,859
  2,000,000     Refunding, Nyack Hospital, 6.00%, 07/01/06.......................................      2,036,140
    500,000     W.K. Nursing Home Corp., FHA Insured, 5.55%, 02/01/08............................        514,140
    300,000     W.K. Nursing Home Corp., FHA Insured, 5.55%, 08/01/08............................        308,766
  3,045,000    New York State HFA Revenue, Refunding, Health Facilities, Series A, 6.00%, 11/01/08     3,082,119
               New York State Medical Care Facilities, Finance Agency Revenue,
  1,500,000     Hospital and Nursing Home, FHA Insured, 5.70%, 02/15/05 .........................      1,588,665
    475,000     Refunding, Huntington Hospital Mortgage Project, Series A, 5.90%, 11/01/04 ......        489,635
  1,900,000    New York State Tollway Authority, General Revenue, Series A, 5.80%, 01/01/06 .....      1,982,992
  1,500,000    New York State Urban Development Corp. Revenue, Youth Facilities, 5.875%, 04/01/10      1,509,585
               Northern Mariana Islands Commonwealth Ports Authority, Seaport Revenue, Series A,
    410,000     5.85%, 10/01/03 .................................................................        411,312
    430,000     5.95%, 10/01/04 .................................................................        431,535
    460,000     6.05%, 10/01/05 .................................................................        461,803
    485,000     6.15%, 10/01/06 .................................................................        487,056
    125,000    Oneida-Herkimer Solid Waste Management, Solid Waste Authority Systems Revenue,
                Refunding, 6.65%, 04/01/05 ......................................................        131,698
  1,500,000    Puerto Rico Commonwealth Electric Power Authority Revenue, Water Resources,
                Series T, 6.00%, 07/01/04........................................................      1,593,660
  1,000,000    Puerto Rico Commonwealth GO, 6.00%, 07/01/05 .....................................      1,064,900
  2,000,000    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                Facilities Financing Authority, Hospital Revenue, Mennonite General Hospital Project,
                Series A, 6.375%, 07/01/06.......................................................      2,052,160
               Puerto Rico Municipal Finance Agency, Series A,
$   300,000     5.875%, 07/01/06.................................................................      $ 310,917
    300,000     FSA Insured, 5.60%, 07/01/05.....................................................        315,924
               Suffolk County IDA, Civic Facilities Revenue, Dowling College Facilities,
    100,000     6.10%, 06/01/03..................................................................        101,632
    180,000     6.20%, 06/01/04..................................................................        182,757
    225,000     Refunding, 6.40%, 12/01/05.......................................................        229,721
    350,000    United Nations Development Corp. Revenue, Refunding, Series A, 5.70%, 07/01/02....        365,032
                                                                                                     -----------
                              Total Investments (Cost $41,482,086)  97.2%........................     43,584,595
                              Others Assets and Liabilities, Net  2.8% ..........................      1,237,436
                                                                                                     -----------
                              Net Assets  100.0%.................................................    $44,822,031
                                                                                                     ===========



               At December 31, 1996, the net unrealized appreciation based on the cost of investments for income tax purposes of $41,482,086 was as follows:
               Aggregate gross unrealized appreciation for all investments in which there was
                an excess of value over tax cost.................................................    $ 2,102,509
               Aggregate gross unrealized depreciation for all investments in which there was
                an excess of tax cost over value.................................................             --

                                                                                                     -----------
               Net unrealized appreciation.......................................................    $ 2,102,509
                                                                                                     ===========



PORTFOLIO ABBREVIATIONS:

COP  - Certificate of Participation
ETM  - Escrow to Maturity
FHA  - Federal Housing Authority/Agency
FSA  - Financial Security Assistance
GO   - General Obligation
HFA  - Housing Finance Authority/Agency
IDA  - Industrial Development Authority/Agency
USTA - United States Tennis Association



                             The accompanying notes are an integral part of these financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
December 31, 1996

                                                          Franklin New York  Franklin New York   Franklin New York
                                                             Tax-Exempt     Insured Tax-Free    Intermediate-Term
                                                             Money Fund        Income Fund    Tax-Free Income Fund
                                                             ----------        ----------         ------------
Assets:
 Investments in securities:
At identified cost.....................................       $58,896,121      $250,100,115         $41,482,086
                                                             ==========        ==========         ============
At value...............................................        58,896,121       262,660,461          43,584,595
Cash...................................................             4,192            72,813             355,736
Receivables:
 Interest..............................................           355,460         4,847,470             964,126
 Capital shares sold...................................            95,659           149,343              14,658
                                                             ----------        ----------         ------------
Total assets...........................................        59,351,432       267,730,087          44,919,115
                                                             ----------        ----------         ------------
Liabilities:
 Payables:
Investment securities purchased:
 When-issued basis (Note 1)............................                --         1,971,602                  --
Distributions to shareholders..........................             5,031           306,292              73,040
Capital shares repurchased.............................           140,328            55,237                  --
Distribution fees......................................                --            39,054               7,456
Shareholder servicing costs............................             5,948             5,020               1,073
Management fees........................................            15,261           120,241               5,067
 Accrued expenses and other liabilities................             7,284            27,610              10,448
                                                             ----------        ----------         ------------
Total liabilities......................................           173,852         2,525,056              97,084
                                                             ----------        ----------         ------------
Net assets, at value ..................................       $59,177,580      $265,205,031         $44,822,031
                                                             ==========        ==========         ============
Net assets consist of:
 Undistributed net investment income...................               $--         $ 221,551           $ 180,254
 Net unrealized appreciation on investments............                --        12,560,346           2,102,509
 Net realized loss.....................................                --        (2,946,167)         (3,059,236)
 Class I capital shares................................        59,177,580       251,296,948          45,598,504
 Class II capital shares...............................                --         4,072,353                  --
                                                             ----------        ----------         ------------
Net assets, at value ..................................       $59,177,580      $265,205,031         $44,822,031
                                                             ==========        ==========         ============
Class I Shares:
 Net assets, at value .................................       $59,177,580      $261,068,339         $44,822,031
                                                             ==========        ==========         ============
 Shares outstanding....................................        59,177,580        23,121,564           4,360,363
                                                             ==========        ==========         ============
 Net asset value per share*............................          $1.00            $11.29              $10.28
                                                             ==========        ==========         ============
 Maximum offering price per share (100/100, 100/95.75,
  100/97.75 of net asset value per share, respectively)          $1.00            $11.79              $10.52
                                                             ==========        ==========         ============
Class II Shares:
 Net assets, at value .................................                         $ 4,136,692
                                                                              ==========
 Shares outstanding....................................                             363,893
                                                                              ==========
 Net asset value per share *...........................                         $11.37
                                                                              ==========
 Maximum offering price per share (100/99 of net asset
  value per share).....................................                         $11.48
                                                                              ==========



*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



                             The accompanying notes are an integral part of these financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST

Financial Statements (cont.)

Statements of Operations
for the year ended December 31, 1996

                                                          Franklin New York  Franklin New York   Franklin New York
                                                             Tax-Exempt      Insured Tax-Free    Intermediate-Term
                                                             Money Fund         Income Fund    Tax-Free Income Fund
                                                             ----------         ----------         ------------
Investment income:
 Interest..............................................        $2,072,302       $15,263,715           $2,600,906
                                                             ----------         ----------         ------------
Expenses:
 Management fees (Note 5)..............................           387,116         1,414,871              278,912
 Distribution fees - Class I (Note 5)..................                --           208,584               42,762
 Distribution fees - Class II (Note 5).................                --            17,409                   --
 Shareholder servicing costs (Note 5)..................            72,533            60,215               12,833
 Reports to shareholders...............................            53,238            47,033                8,498
 Registration and filing fees..........................            10,007             9,702               11,500
 Professional fees.....................................             5,504            25,539                4,607
 Custodian fees........................................             1,178             6,757                  884
 Trustees' fees and expenses...........................             1,217             5,085                  874
 Other.................................................             2,886            27,494                8,128
 Management fees waived by manager (Note 5)............         (161,249)          (131,819)            (202,779)
                                                             ----------         ----------         ------------
Total expenses.........................................           372,430         1,690,870              166,219
                                                             ----------         ----------         ------------
Net investment income..................................         1,699,872        13,572,845            2,434,687
                                                             ----------         ----------         ------------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss)..............................                --           879,382             (261,595)
 Net unrealized depreciation...........................                --        (3,487,660)            (297,789)
                                                             ----------         ----------         ------------
Net realized and unrealized loss on investments........                --        (2,608,278)            (559,384)
                                                             ----------         ----------         ------------
Net increase in net assets resulting from operations ..        $1,699,872       $10,964,567           $1,875,303
                                                             ==========         ==========         ============



                       The accompanying notes are an integral part of these financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST

Financial Statements (cont.)

Statements of Changes in Net Assets
for the years ended December 31, 1996 and 1995

                                                                                            Franklin New York
                                   Franklin New York       Franklin New York Insured        Intermediate-Term
                                 Tax-Exempt Money Fund       Tax-Free Income Fund         Tax-Free Income Fund
                                   -----------------          -------------------           -----------------
                                  1996          1995          1996           1995          1996         1995
                                --------      --------      ---------      ---------     --------     --------
Increase (decrease) in net assets:
 Operations:
Net investment income.......  $ 1,699,872  $ 1,884,587   $ 13,572,845   $ 13,066,230   $ 2,434,687   $ 2,162,631
Net realized gain (loss) from
 security transactions......           --           --        879,382     (1,681,960)     (261,595)       13,479
Net unrealized appreciation
 (depreciation) on
 investments................           --           --     (3,487,660)    29,401,034      (297,789)    2,971,907
                                --------      --------      ---------      ---------     --------     --------
Net increase in net
 assets resulting
 from operations............    1,699,872    1,884,587     10,964,567     40,785,304     1,875,303     5,148,017
 Distributions to shareholders
 from undistributed net
 investment income:
 Class I (Note 7)...........   (1,699,872)  (1,884,587)   (13,462,392)   (13,009,932)   (2,429,089)   (2,115,155)
 Class II (Note 7)..........           --           --       (122,614)        (9,004)           --            --
 Increase (decrease) in net
 assets from capital share
 transactions (Note 2)......   (1,901,098)  (3,756,270)    10,958,482      4,039,676     2,146,745     5,030,289
                                --------      --------      ---------      ---------     --------     --------
Net increase (decrease)
 in net assets..............   (1,901,098)  (3,756,270)     8,338,043     31,806,044     1,592,959     8,063,151
Net assets:
 Beginning of year..........   61,078,678   64,834,948    256,866,988    225,060,944    43,229,072    35,165,921
                                --------      --------      ---------      ---------     --------     --------
 End of year................  $59,177,580  $61,078,678   $265,205,031   $256,866,988   $44,822,031   $43,229,072
                                ========      ========      =========      =========     ========     ========
Undistributed net investment income included in net assets:
Beginning of year...........          $--          $--      $ 233,712      $ 186,418     $ 174,656     $ 127,180
                                ========      ========      =========      =========     ========     ========
End of year.................          $--          $--      $ 221,551      $ 233,712     $ 180,254     $ 174,656
                                ========      ========      =========      =========     ========     ========



                       The accompanying notes are an integral part of these financial statements.



FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (the Trust) is an open-end management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Trust consists of three separate non-diversified funds (the Funds): the Franklin New York Tax-Exempt Money Fund (the Money Fund), Franklin New York Insured Tax-Free Income Fund (the Insured Fund), and Franklin New York Intermediate-Term Tax-Free Income Fund (the Intermediate-Term Fund). Each of the Funds issues a separate series of the Trust's shares and maintains a totally separate investment portfolio. Each fund seeks to provide tax-free income. The Money Fund also seeks liquidity in its investments.

The Insured Fund offers two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class. The offering of Class II shares began May 1, 1995, at which time all previously outstanding shares became Class I shares.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuations:

Tax-free bonds generally trade in the over-the-counter market rather than on a national securities exchange. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Trustees (the Board). Securities for which market quotations are not available are valued in accordance with procedures established by the Board.

The  securities  in  the  Money  Fund  are  valued  at  amortized  cost,   which
approximates value. The Money Fund must maintain a dollar weighted average maturity of 90 days or less and only purchase instruments having remaining maturities of 397 days or less. If the Fund's portfolio has a remaining weighted average maturity of greater than 90 days, the portfolio will be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, within the range of the most recent quoted bid and asked prices. The Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00.

b. Municipal Bonds or Notes with "Puts":

The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a "put". In determining the weighted average to maturity of the Fund's portfolio, municipal bonds and notes as to which the Fund holds a put will be deemed to mature on the last day on which the put may be exercisable.

c. Income Taxes:

The Funds intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Funds from income and excise taxes. Each Fund is treated as a separate entity in the determination of compliance with the Internal Revenue Code.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

e. Investment Income, Expenses and Distributions:

For the Insured Fund and the Intermediate-Term Fund, distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Original issue discount and premium are amortized as required by the Internal Revenue Code. For the Insured Fund, realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Funds normally declare dividends from their net investment income daily and distribute monthly. Daily allocations of net investment income will commence on the day following the receipt of an investor's funds. Dividends are normally declared each day the New York Stock Exchange is open for business and are equal to an amount per day set from time to time by the Board, and are payable to shareholders of record at the beginning of business on the ex-dividend date. Once each month, dividends are reinvested in additional shares of the Funds, or paid in cash as requested by the shareholders.

For the Money Fund, net investment income includes income, calculated on an accrual basis, and estimated expenses which are accrued daily. The total available for distributions is computed daily and includes the net investment income, plus or minus any gains or losses on security transactions and any changes in unrealized portfolio appreciation or depreciation. Distributions are normally declared for each day the New York Stock Exchange is open for business, equal to the total available for distributions (as defined above), and are payable to shareholders of record as of the close of business the preceding day. Such distributions are automatically reinvested daily in additional shares of the Fund at net asset value.

f. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

g. Securities Purchased on a When-Issued Basis or Delayed Delivery Basis:

The Funds may trade securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. These securities are identified on the accompanying Statement of Investments in Securities and Net Assets. The Funds have set aside sufficient investment securities as collateral for these purchase commitments.

h. Insurance:

Each long-term municipal security in the Insured Fund is insured as to the scheduled payments of interest and principal by either a mutual fund Portfolio Insurance Policy, a Secondary Market Insurance Policy, a New Issue Insurance Policy or collateral guaranteed by an agency of the U.S. government. The providers of secondary market and new issue insurance are rated "AAA" by Standard & Poor's.

Premiums for a mutual fund Portfolio Insurance Policy or a Secondary Market Insurance Policy are paid from the Insured Fund's assets. Premiums for a mutual fund Portfolio Insurance Policy (effective only so long as the Fund is in existence, Financial Guaranty (the insurer) remains in business and the municipal security insured under the policy continues to be held by the Fund) will reduce the current income of the portfolio by the amount thereof. Premiums paid by the Fund for a Secondary Market Insurance Policy (effective so long as the security so insured is outstanding and the insurer remains in


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

h. Insurance: (cont.)

business) are added to the cost basis of the municipal security insured and are not considered an expense of the Fund. Premiums for a New Issue Insurance Policy (effective so long as the security so insured is outstanding and the insurer remains in business) are paid in advance by the insured security issuer or by another third party prior to acquisition of the security by the Fund and are not considered an expense of the Fund.

i. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. TRUST SHARES

At December 31, 1996, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in each of the Funds' shares for the years ended December 31, 1996 and 1995 were as follows:

                                           Money Fund           Insured Fund            Intermediate-Term Fund
                                            ---------        ------------------           ------------------
                                             Amount         Shares        Amount        Shares         Amount
                                            ---------       -------      ---------      -------       ---------
Class I Shares:
1996
 Shares sold...........................    $52,382,787    3,298,042     $36,886,603    1,539,727     $15,773,201
 Shares issued in reinvestment
 of distributions......................      1,700,710      692,279       7,733,995      138,865       1,415,872
 Shares redeemed.......................    (55,984,595)  (3,323,568)    (37,060,385)  (1,473,947)    (15,042,328)
                                            ---------       -------      ---------      -------       ---------
      Net increase (decrease)..........    $(1,901,098)     666,753     $ 7,560,213      204,645     $ 2,146,745
                                            =========       =======      =========      =======       =========
1995
 Shares sold...........................    $51,047,828    2,666,848     $29,243,579    1,174,610     $11,892,800
 Shares issued in reinvestment
  of distributions.....................      1,884,485      660,709       7,245,577      126,128       1,274,728
 Shares redeemed.......................    (56,688,583)  (3,028,976)    (33,123,564)    (806,339)     (8,137,239)
                                            ---------       -------      ---------      -------       ---------
      Net increase (decrease)..........   $ (3,756,270)     298,581     $ 3,365,592      494,399     $ 5,030,289
                                            =========       =======      =========      =======       =========



2. TRUST SHARES (cont.)

                                                                Insured Fund
                                                             ------------------
                                                            Shares        Amount
                                                            -------      ---------
Class II Shares:
1996
 Shares sold..........................................      366,427      $4,098,519
 Shares issued in reinvestment
 of distributions ....................................        8,021          90,093
 Shares redeemed......................................      (71,226)       (790,343)
                                                            -------      ---------
      Net increase....................................      303,222      $3,398,269
                                                            =======      =========
1995*
 Shares sold..........................................       60,638       $ 673,641
 Shares issued in reinvestment
 of distributions.....................................          394           4,433
 Shares redeemed......................................         (361)         (3,990)
                                                            -------      ---------
      Net increase....................................       60,671       $ 674,084
                                                            =======      =========


*For the period May 1, 1995 to December 31, 1995.



3. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS

At December 31, 1996, for tax purposes, the Funds had capital loss carryovers as follows:

                                                                                      Intermediate-
                                                                        Insured Fund    Term Fund
                                                                          --------       -------
Capital loss carryovers expiring in:

               2001..................................................    $  --           $  94,629
               2002..................................................     1,264,207      2,703,012
               2003..................................................     1,681,960             --
               2004..................................................            --        261,595
                                                                          --------        -------
                                                                         $2,946,167     $3,059,236
                                                                          ========        =======



For tax purposes, the aggregate cost of securities and unrealized appreciation of the Funds are the same as for financial reporting purposes at December 31, 1996.


4. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and sales of securities (excluding purchases and sales of short-term securities) for the year ended December 31, 1996 were as follows:

                                                                                      Intermediate-
                                                       Money Fund     Insured Fund      Term Fund
                                                         -------        --------        --------
               Purchases............................        --        $50,094,027      $14,468,343
               Sales................................        --        $38,442,727      $10,656,074



5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement:

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers), provides investment advice, administrative services, office space and facilities to each Fund, and receives fees computed monthly based on the net assets on the last day of the month of the Insured Fund and the Intermediate-Term Fund and computed daily based on the net assets of the Money Fund as follows:


      Annualized Fee Rate    Net Assets
      -------------          ----------------------------------
            0.625%           First $100 million
            0.50%            Over $100 million, up to and including $250 million
            0.45%            In excess of $250 million


Advisers agreed in advance to waive a portion of its management fees for the Funds, aggregating $495,847 for the year ended December 31, 1996.

Under an agreement with Advisers, Franklin Templeton Services, Inc. (FT Services) provides administrative services and facilities for the Funds. The fee is paid by Advisers and computed monthly based on average daily net assets. It is not a separate expense of the Funds.

b. Shareholder Services Agreement:

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds pay costs on a per shareholder account basis. Shareholder servicing costs incurred by the Funds for the year ended December 31, 1996 aggregated $145,581, of which $139,900 was paid to Investor Services.

c. Distribution Plans and Underwriting Agreement:

Under the terms of distribution plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plans), the Insured Fund reimburses Franklin/Templeton Distributors, Inc. (Distributors) in an amount up to a maximum of 0.10% per annum for Class I and 0.65% per annum for Class II, of the average daily net assets of such class of the Fund, and the Intermediate-Term Fund reimburses Distributors up to a maximum of 0.10% per annum of the Fund's average daily net assets, for costs incurred in the promotion, offering and marketing of the Funds' shares. The Plans do not permit nor require payments of excess costs after termination. Fees incurred by the Funds under the Plans aggregated $268,755 for the year ended December 31, 1996.

In its capacity as underwriter for the shares of the Insured Fund and the Intermediate-Term Fund, Distributors receives commissions on sales of the Funds' shares of beneficial interest. Commissions are deducted from the gross proceeds received from the sale of the shares of the Funds, and as such are not expenses the Funds. Distributors may also make payments, out of its own resources, to the dealers for certain sales of the Funds' shares. Commissions received by Distributors, the amounts paid to other dealers, and any applicable contingent deferred sales charges for the year ended December 31, 1996 were as follows:

                                                                   Intermediate-
                                                     Insured Fund    Term Fund
                                                       --------       -------
     Total commissions received....................     $875,662      $160,045
     Paid to other dealers.........................     $925,213      $155,451
     Contingent deferred sales charge..............      $ 1,590            --


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

d. Other Affiliates and Related Party Transaction:

Certain officers and trustees of the Trust are also officers and/or directors of Distributors, Advisers, FT Services, and Investor Services, all wholly-owned subsidiaries of Franklin Resources, Inc.


6. CREDIT RISK

All of the Funds' investments are in the securities of issuers in the state of New York and U.S. territories and possessions. Such concentration may subject the Funds more significantly to economic changes occurring within that state and U.S. territories and possessions.


7. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period by Fund are as follows:


                  Per Share Operating Performance                                     Ratios/Supplemental Data
           --------------------------------------------                           --------------------------------
                                   Net                  Distri-                                 Ratio of    Ratio of Net
                                Realized &              butions    Net                          Expenses      Invest-
              Net               Unrealized    Total      From     Asset               Net      to Average      ment
             Asset       Net      Gain        From       Net      Value              Assets       Net         Income
 Year       Value at   Invest-   (Loss)      Invest-    Invest-   at End             at End      Assets     to Average   Portfolio
 Ended     Beginning    ment       on         ment       ment       of      Total   of Period     (See          Net      Turnover
Dec. 31,   of Period   Income   Securities  Operations  Income    Period   Return+  (in 000's)  Note 5)++     Assets       Rate
------------------------------------------------------------------------------------------------------------------------------------
Money Fund
1992       $ 1.00      $.021     $  --      $ .021      $(.021)   $ 1.00    2.10%   $ 54,122      .65%        2.12%        --%
1993         1.00       .017        --        .017       (.017)     1.00    1.67      50,317      .63         1.68         --
1994         1.00       .021        --        .021       (.021)     1.00    2.11      64,835      .60         2.12         --
1995         1.00       .031        --        .031       (.031)     1.00    3.11      61,079      .60         3.06         --
1996         1.00       .028        --        .028       (.028)     1.00    2.79      59,178      .60         2.75         --

Insured Fund
Class I Shares:
1992        10.46       .620      .369        .989       (.649)    10.80    9.49     149,054      .33         5.80       3.39
1993        10.80       .600      .880       1.480       (.600)    11.68   13.79     263,647      .50         5.28       5.38
1994        11.68       .590    (1.525)      (.935)      (.585)    10.16   (8.19)    225,061      .56         5.48      25.66
1995        10.16       .590     1.248       1.838       (.588)    11.41   18.46     256,171      .65         5.38      22.99
1996        11.41       .590     (.121)       .469       (.589)    11.29    4.30     261,068      .65         5.25      15.09

Class II Shares:
19952,3     10.85       .357      .596        .953       (.343)    11.46    8.92         696     1.23*        4.74*     22.99
19963       11.46       .5274    (.101)       .426       (.516)    11.37    3.87       4,137     1.22         4.69      15.09

Intermediate-Term Fund
19921       10.00       .090      .135        .225       (.015)    10.21    2.25       3,459       --         4.41*     20.80
1993        10.21       .480      .536       1.016       (.546)    10.68   10.18      31,162       --         4.96      30.95
1994        10.68       .550    (1.104)      (.554)      (.526)     9.60   (5.42)     35,166      .05         5.57     188.38
1995         9.60       .550      .795       1.345       (.545)    10.40   14.31      43,229      .33         5.51      24.68
1996        10.40       .560     (.124)       .436       (.556)    10.28    4.38      44,822      .37         5.47      24.67



7. FINANCIAL HIGHLIGHTS (cont.)

*Annualized

1For the period September 21, 1992 (effective date) to December 31, 1992.

2For the period May 1, 1995 (effective date) to December 31, 1995.

3Ratio has been calculated using daily average net assets during the period.

4Ratio has been calculated using daily average outstanding shares during the period.

+Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or the contingent deferred sales charge, and assumes reinvestment of dividends and capital gains at net asset value. Prior to May 1, 1994, dividends were reinvested at the maximum offering price, and capital gains, at net asset value for the Insured Fund. Effective May 1, 1994, with the implementation of the Rule 12b-1 distribution plan for Class I shares of the Insured Fund, the sales charge on reinvested dividends was eliminated.

++During the periods indicated, Advisers agreed in advance to waive a portion of its management fees and to make payments of other expenses incurred by the Funds. Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

                      Ratio of Expenses to
                       Average Net Assets
--------------------------------------------------------------------------------
Money Fund:
  1992..............        .89%
  1993..............        .97
  1994..............        .93
  1995..............        .85
1996................        .86

                      Ratio of Expenses to
                       Average Net Assets
Insured Income Fund:
Class I:
  1992..............        .74%
  1993..............        .65
  1994..............        .71
  1995..............        .73
1996................        .70
Class II:
  19952,3...........       1.30*
19963...............       1.27


                      Ratio of Expenses to
                       Average Net Assets
Intermediate-Term
Income Fund:
19921...............       1.76%*
  1993..............        .73
  1994..............        .80
  1995..............        .83
1996................        .83



Each Fund hereby designates 100% of the distributions paid from net investment income for the taxable year ended December 31, 1996, as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code.

FRANKLIN NEW YORK TAX-FREE TRUST

Report of Independent Auditors


To the Shareholders and Board of Trustees of Franklin New York Tax-Free Trust:

We have audited the accompanying statements of assets and liabilities of the three funds comprising the Franklin New York Tax-Free Trust (the Funds), including each Fund's statement of investments in securities and net assets, as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the three funds comprising the Franklin New York Tax-Free Trust as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


San Francisco, California
February 4, 1997



To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.








Franklin New York Tax-Free Trust Annual Report December 31, 1996.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in bar format the comparison between the fund's seven-day annualized yield of 3.29%, the New York state taxable equivalent yield of 5.86%, and the New York City taxable equivalent yield of 6.16%.


GRAPHIC MATERIAL (2)

This chart shows in bar format the comparison between the fund's Class I distribution rate of 4.99%, the New York state taxable equivalent rate of 8.90%, and the New York City taxable equivalent rate of 9.34%.


GRAPHIC MATERIAL (3)

The following line graph hypothetically compares the performance of the fund's Class I shares with the Lehman Brothers Municipal Bond Index and the CPI, based on a $10,000 investment from 5/1/91 to 12/31/96.

Period Ending               Fund     Index       Index
      5/1/91                9579     10,000      10,000
     5/31/91               9,588     10,089      10,030
     6/30/91               9,559     10,079      10,059
     7/31/91               9,722     10,202      10,074
     8/31/91               9,866     10,337      10,103
     9/30/91               9,976     10,471      10,148
    10/31/91              10,058     10,565      10,163
    11/30/91              10,043     10,595      10,193
    12/31/91              10,234     10,823      10,200
     1/31/92              10,307     10,847      10,215
     2/29/92              10,322     10,851      10,252
     3/31/92              10,347     10,855      10,304
     4/30/92              10,438     10,952      10,318
     5/31/92              10,590     11,081      10,333
     6/30/92              10,743     11,267      10,370
     7/31/92              11,149     11,605      10,392
     8/31/92              10,968     11,491      10,421
     9/30/92              10,981     11,566      10,450
    10/31/92              10,768     11,453      10,487
    11/30/92              11,058     11,658      10,501
    12/31/92              11,215     11,777      10,494
     1/31/93              11,362     11,913      10,545
     2/28/93              11,698     12,344      10,582
     3/31/93              11,700     12,214      10,619
     4/30/93              11,787     12,337      10,649
     5/31/93              11,828     12,406      10,664
     6/30/93              12,029     12,613      10,679
     7/31/93              12,060     12,630      10,679
     8/31/93              12,284     12,892      10,709
     9/30/93              12,531     13,039      10,731
    10/31/93              12,583     13,064      10,775
    11/30/93              12,496     12,949      10,783
    12/31/93              12,789     13,222      10,783
     1/31/94              12,920     13,373      10,812
     2/28/94              12,533     13,027      10,849
     3/31/94              11,912     12,496      10,886
     4/30/94              12,011     12,603      10,901
     5/31/94              12,155     12,712      10,909
     6/30/94              12,007     12,635      10,946
     7/31/94              12,254     12,866      10,975
     8/31/94              12,264     12,911      11,019
     9/30/94              12,036     12,721      11,049
    10/31/94              11,737     12,495      11,057
    11/30/94              11,382     12,269      11,071
    12/31/94              11,750     12,539      11,071
     1/31/95              12,189     12,897      11,115
     2/28/95              12,618     13,272      11,160
     3/31/95              12,769     13,425      11,197
     4/30/95              12,778     13,441      11,233
     5/31/95              13,178     13,870      11,256
     6/30/95              13,046     13,749      11,278
     7/31/95              13,105     13,880      11,278
     8/31/95              13,248     14,056      11,308
     9/30/95              13,318     14,145      11,330
    10/30/95              13,558     14,350      11,368
    11/30/95              13,775     14,588      11,360
    12/31/95              13,920     14,728      11,352
     1/31/96              14,017     14,840      11,419
     2/29/96              13,917     14,739      11,455
     3/31/96              13,744     14,550      11,515
     4/30/96              13,693     14,510      11,560
     5/31/96              13,704     14,504      11,582
     6/30/96              13,853     14,662      11,589
     7/31/96              13,952     14,795      11,611
     8/31/96              13,963     14,792      11,633
     9/30/96              14,176     15,000      11,670
    10/31/96              14,315     15,169      11,707
    11/30/96              14,582     15,447      11,730
    12/31/96              14,517     15,382      11,730
--------------------------------------------------------

Totals                    45.17%     53.82%      17.30%


GRAPHIC MATERIAL (4)

This chart shows in bar format the comparison between the fund's Class II distribution rate of 4.52%, the New York state taxable equivalent rate of 8.06%, and the New York City taxable equivalent rate of 8.46%.


GRAPHIC MATERIAL (5)


The following line graph hypothetically compares the performance of the fund's Class II shares with the Lehman Brothers Municipal Bond Index and the CPI, based on a $10,000 investment from 5/1/95 to 12/31/96.

Period Ending              Fund        Index       Index
          5/1/95            $9,900     10,000      10,000
         5/31/95           $10,212     10,319      10,020
         6/30/95           $10,114     10,229      10,040
         7/31/95           $10,162     10,326      10,040
         8/31/95           $10,277     10,458      10,066
         9/30/95           $10,326     10,523      10,086
        10/30/95           $10,505     10,676      10,120
        11/30/95           $10,676     10,853      10,112
        12/31/95           $10,773     10,957      10,105
         1/31/96           $10,851     11,041      10,165
         2/29/96           $10,770     10,966      10,198
         3/31/96           $10,631     10,825      10,251
         4/30/96           $10,587     10,795      10,291
         5/31/96           $10,590     10,791      10,310
         6/30/96           $10,699     10,908      10,316
         7/31/96           $10,777     11,008      10,336
         8/31/96           $10,778     11,005      10,356
         9/30/96           $10,944     11,159      10,389
        10/31/96           $11,035     11,286      10,422
        11/30/96           $11,234     11,492      10,442
        12/31/96           $11,189     11,444      10,442
----------------------------------------------------------

Total                      11.89%     14.44%       4.42%


GRAPHIC MATERIAL (6)

This chart shows in pie format the quality breakdown of the fund's securities on December 31, 1996, based on total long-term investments.

Quality Breakdown on December 31, 1996
AAA                                 15.1%
A                                    8.5%
BBB                                 76.4%


GRAPHIC MATERIAL (7)

This chart shows in bar format the comparison between the fund's distribution rate of 5.25%, the New York state taxable equivalent rate of 9.36%, and the New York City taxable equivalent rate of 9.83%.



GRAPHIC MATERIAL (8)

The following line graph hypothetically compares the performance of the fund's shares with the Lehman Brothers Municipal Bond Index and the CPI, based on a $10,000 investment from 9/23/92 to 12/31/96.

Period Ending                 Fund   Index       Index
         9/23/92              9775   10,000      10,000
         10/1/92             9,785   10,019      10,007
        10/31/92             9,765    9,917      10,042
        11/30/92             9,892   10,099      10,056
        12/31/92             9,980   10,216      10,049
         1/31/93            10,055   10,388      10,098
         2/28/93            10,316   10,769      10,133
         3/31/93            10,312   10,611      10,169
         4/30/93            10,378   10,712      10,197
         5/31/93            10,413   10,750      10,211
         6/30/93            10,489   10,962      10,226
         7/31/93            10,506   10,989      10,226
         8/31/93            10,683   11,216      10,254
         9/30/93            10,800   11,354      10,276
        10/31/93            10,845   11,373      10,318
        11/30/93            10,695   11,279      10,325
        12/31/93            10,997   11,520      10,325
         1/31/94            11,136   11,661      10,353
         2/28/94            10,901   11,342      10,388
         3/31/94            10,458   10,908      10,424
         4/30/94            10,556   11,028      10,438
         5/31/94            10,665   11,117      10,445
         6/30/94            10,648   11,069      10,481
         7/31/94            10,821   11,255      10,509
         8/31/94            10,857   11,299      10,551
         9/30/94            10,659   11,146      10,580
        10/31/94            10,427   10,983      10,587
        11/30/94            10,228   10,776      10,601
        12/31/94            10,415   10,970      10,601
         1/31/95            10,593   11,254      10,643
         2/28/95            10,881   11,572      10,686
         3/31/95            10,951   11,729      10,721
         4/30/95            10,968   11,743      10,757
         5/31/95            11,285   12,115      10,778
         6/30/95            11,214   12,040      10,800
         7/31/95            11,343   12,217      10,800
         8/31/95            11,507   12,383      10,828
         9/30/95            11,547   12,462      10,849
        10/30/95                     12,606      10,885

        11/30/95            11,844   12,774      10,878
          Dec-95            11,908   12,852      10,870
          Jan-96            11,984   12,982      10,934
          Feb-96            11,899   12,929      10,969
          Mar-96            11,802   12,769      11,026
          Apr-96            11,797   12,724      11,069
          May-96            11,769   12,688      11,090
          Jun-96            11,882   12,809      11,097
          Jul-96            11,995   12,932      11,118
          Aug-96            11,978   12,932      11,139
          Sep-96            12,139   13,065      11,175
          Oct-96            12,254   13,230      11,210
          Nov-96            12,453   13,497      11,232
          Dec-96            12,424   13,436      11,232
--------------------------------------------------------

                            24.24%   34.36%      12.32%